                                   SUPPLEMENT
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SBL FUND
MEMBER OF THE SECURITY BENEFIT GROUP OF COMPANIES
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

                      SUPPLEMENT DATED SEPTEMBER 30, 2002,
                         TO PROSPECTUS DATED MAY 1, 2002

THE INVESTMENT MANAGER HAS ENGAGED TEMPLETON  INVESTMENT COUNSEL, LLC TO PROVIDE
INVESTMENT  ADVISORY  SERVICES  TO  SERIES  I  (INTERNATIONAL  SERIES),  AND  RS
INVESTMENT MANAGEMENT,  L.P. TO PROVIDE INVESTMENT ADVISORY SERVICES TO SERIES X
(SMALL CAP GROWTH SERIES).

THE PROSPECTUS IS AMENDED AS FOLLOWS.

THE SECTION,  "SERIES' PRINCIPAL INVESTMENT STRATEGIES - SERIES I (INTERNATIONAL
SERIES)", IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING.

SERIES  I  (INTERNATIONAL  SERIES)  --  The  Series  pursues  its  objective  by investing,  under normal  circumstances,  at least 65% of its assets in at least three  different  countries,  other than the United States.  The Series normally will invest  primarily in equity  securities  of companies  located  outside the
United States, including emerging markets.

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EQUITY  SECURITIES  include  common  stock,  preferred  stock,  trust or limited
partnership   interests,   rights  and  warrants  and   convertible   securities
(consisting  of debt  securities or preferred  stock that may be converted  into common stock or that carry the right to purchase common stock).
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The Series may invest a portion of its assets in smaller companies. For purposes of  this  Series,  smaller  company  stocks  are  generally  those  with  market capitalizations  of less than $1 billion.  The Series also  invests in American,
European and Global Depositary Receipts, which are certificates typically issued by a bank or trust  company  that  give  their  holders  the  right  to  receive securities  issued by a foreign or domestic  company.  The Series,  from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

When choosing equity  investments  for the Series,  the  Sub-Adviser,  Templeton
Investment  Counsel,  LLC,  applies  a  "bottom-up",  value-oriented,  long-term approach, focusing on the market price of a company's securities relative to the
Sub-Adviser's  evaluation of the company's long-term  earnings,  asset value and cash flow potential.  The Sub-Adviser also considers a company's  price/earnings ratio,  profit  margins and  liquidation  value.  In choosing  investments,  the
Series' Sub-Adviser strongly believes in onsite visits to issuers of prospective investments  to assess  critical  factors such as management  strength and local conditions.  In selecting securities for the Series, the Sub-Adviser attempts to identify those  companies  that offer  above-average  opportunities  for capital appreciation  in various  countries and industries  where economic and political factors, including currency movements, are favorable to capital growth.

The  Series  may  invest in  futures  contracts,  options,  options  on  futures contracts and other derivative strategies. These investments, when made, are for hedging purposes. If the Series uses futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Series' net asset value after  taking into  account  unrealized  profits and losses on the contracts.

The Series  typically  sells an  investment  when the  reasons  for buying it no longer apply,  or when the issuer begins to show  deteriorating  fundamentals or poor relative performance.

Under  adverse  market  conditions,  the Series  could invest some or all of its assets in cash or money  market  securities.  Although  the Series would do this only in  seeking  to avoid  losses,  the  Series  may be unable  to  pursue  its investment  objective during that time, and it could reduce the benefit from any upswing in the market.

THE  SECTION,  "SERIES'  PRINCIPAL  INVESTMENT  STRATEGIES - SERIES X (SMALL CAP
GROWTH SERIES)", IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING.

SERIES  X (SMALL  CAP  GROWTH  SERIES)  -- The  Series  pursues  its  investment objective  by  investing,  under normal  circumstances,  at least 80% of its net assets in equity  securities of companies  with market  capitalizations  of $750 million  or  less  at  the  time  of  investment  that,  in the  opinion  of the
Sub-Adviser,  RS Investment  Management,  L.P., have the potential for long-term capital growth.  The Series may invest the remainder of its assets in securities of  companies  of any  size.  The  Series  may also  engage  in  short  sales of securities  it  expects to decline in price.  The Series  will  likely  invest a portion of its  assets in  technology  and  Internet-related  companies.  Equity securities  include  common and preferred  stocks,  and warrants and  securities convertible into common or preferred stocks.

In selecting  investments for the Series,  the  Sub-Adviser  looks for companies with sustainable revenue and earnings growth,  companies that have a sustainable
competitive   advantage,   superior   financial   characteristics,   and  strong
management;  and companies that are under-followed by Wall Street analysts.  The
Series may sell a stock when the  Sub-Adviser  believes that a company no longer provides  these  advantages  or that the stock's  price fully  reflects what the
Sub-Adviser believes to be the company's value.

Under  adverse  market  conditions,  the Series  could invest some or all of its assets in cash, fixed-income  securities,  money market securities or repurchase agreements.  Although the Series would do this only in seeking to avoid  losses, it could reduce the benefit from any upswing in the market.

THE  PROSPECTUS  IS FURTHER  AMENDED BY DELETING  THE CHART IN THE "MAIN  RISKS"
SECTION OF THE PROSPECTUS AND REPLACING IT WITH THE FOLLOWING CHART.

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                                | A| B| C| D| E| G| H| I| J| N| O| P| Q| S| T| V| W| X| Y|
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Market Risk                     | X| X|  | X|  | X| X| X| X| X| X|  | X| X| X| X| X| X| X|
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Smaller Companies               |  |  |  |  |  |  |  | X| X|  |  |  | X|  | X| X|  | X|  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Value Stocks                    | X| X|  |  |  |  |  | X|  |  | X|  | X| X| X| X|  |  |  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Growth Stocks                   | X|  |  | X|  | X| X|  | X| X|  |  |  | X| X|  | X| X| X|
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Foreign Securities              | X| X|  | X| X| X|  | X| X| X| X| X| X| X| X| X| X|  | X|
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Emerging Markets                |  |  |  | X|  |  |  | X|  |  |  |  | X|  | X|  |  |  |  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Options and Futures             | X| X|  | X| X| X| X| X| X| X| X| X| X| X| X| X| X|  | X|
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Short Sales                     |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Active Trading                  |  | X|  | X|  |  |  |  |  |  |  |  | X|  | X|  | X| X|  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Interest Rate Risk              |  | X| X|  | X|  |  |  |  | X|  | X|  |  |  |  |  |  |  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Credit Risk                     |  |  | X|  | X|  |  |  |  | X|  | X|  |  |  |  |  |  |  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Prepayment Risk                 |  |  | X|  | X|  |  |  |  | X|  | X|  |  |  |  |  |  |  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Mortgage-Backed Securities      |  |  |  |  | X|  |  |  |  | X|  | X|  |  |  |  |  |  |  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Restricted Securities           |  |  | X|  | X|  |  | X| X| X| X| X| X|  | X| X|  | X|  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
High Yield Securities           |  |  |  |  | X|  |  |  |  | X|  | X|  |  |  |  |  |  |  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Swap Agreements                 |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Social Investing                |  |  |  |  |  |  |  |  |  |  |  |  |  | X|  |  |  |  |  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Focused Investment Strategy     |  |  |  |  |  |  |  |  |  |  |  |  |  |  | X|  |  |  | X|
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Non-Diversification             |  |  |  |  |  | X|  |  |  |  |  |  |  |  | X|  |  |  |  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Industry Concentration          |  |  |  |  |  | X|  |  |  |  |  |  |  |  | X|  |  |  |  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Overweighting                   |  |  |  |  |  |  |  | X|  |  |  |  |  |  |  |  |  | X|  |
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Investment in                   |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |  |
Investment Companies            | X|  |  |  |  | X|  |  | X| X| X| X|  |  |  | X|  |  | X|
--------------------------------|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|--|
Technology Stocks               |  |  |  |  |  |  |  |  |  |  |  |  |  |  | X|  |  | X|  |
------------------------------------------------------------------------------------------

THE PROSPECTUS IS FURTHER AMENDED BY ADDING THE PARAGRAPH  "OVERWEIGHTING" BELOW
TO THE "MAIN RISKS" SECTION OF THE PROSPECTUS.

OVERWEIGHTING --  Overweighting  investments in certain sectors or industries of the stock market  increases the risk that a Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

THE  PROSPECTUS IS FURTHER  AMENDED BY DELETING THE REFERENCE TO DEUTSCHE  ASSET
MANAGEMENT, INC. AS THE ADVISER TO SERIES I (INTERNATIONAL SERIES), DELETING THE
REFERENCE TO STRONG CAPITAL  MANAGEMENT,  INC. AS THE ADVISER TO SERIES X (SMALL
CAP  GROWTH  SERIES)  AND BY ADDING THE  FOLLOWING  PARAGRAPHS  TO THE  SECTION,
"INVESTMENT MANAGER."

The Investment Manager has engaged Templeton  Investment Counsel, LLC to provide investment advisory services to Series I. Templeton, 500 East Broward Boulevard,
Ft. Lauderdale,  Florida 33394, together with its affiliates,  manages over $270 billion in assets.

The  Investment  Manager has engaged RS Investment  Management,  L.P. to provide investment advisory services to Series X. RS Investments, 388 Market Street, San
Francisco,  California  94111,  was established in 1993 and as of June 30, 2002, managed over $5.1 billion in assets.

THE PROSPECTUS IS FURTHER AMENDED BY DELETING THE  BIOGRAPHICAL  INFORMATION FOR
IRENE CHENG,  CLARE BRODY,  ALEXANDER  TEDDER,  STUART KIRK,  MARC  SLENDEBROEK,
BRANDON NELSON,  RONALD C. OGNAR AND CINDY SHIELDS,  AND BY ADDING THE FOLLOWING
PARAGRAPHS TO THE SECTION, "PORTFOLIO MANAGERS."

ANTONIO T.  DOCAL,  Vice  President  at  Templeton  has  managed  Series I since
September 2002. Prior to joining Templeton in 2001, Mr. Docal was vice president and director at Evergreen Funds. Mr. Docal holds an M.B.A. degree from the Sloan
School of Management  at the  Massachusetts  Institute of Technology  and a B.A.
degree  from  Trinity  College in  Connecticut.  Mr.  Docal is also a  Chartered
Financial Analyst charterholder.

WILLIAM J. WOLFENDEN III has managed Series X since  September 2002 and has been with RS Investments  since April 2001.  Prior to that, Mr. Wolfenden had been at
Dresdner  RCM  Global  Investors  since  1994.  He  holds a B.A.  from  Southern
Methodist University and an M.B.A. from Vanderbilt University.

MARK MITCHELL,  Vice President and Portfolio Manager of the Investment  Manager,
has managed  Series G (Large Cap Growth  Series) and Series S (Social  Awareness
Series) since September 2002. He joined the Investment Manager in 2002. Prior to joining the Investment Manager, Mr. Mitchell worked for GE Asset Management as a technology  sector portfolio  manager.  Mr. Mitchell holds a bachelor of science from the University of Nebraska,  with an emphasis in finance. He is a Chartered
Financial Analyst charterholder.